SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE H – SUBSEQUENT EVENTS Subsequent events were reviewed through August 11, 2023, the date these consolidated financial statements were available for issuance.

NOTE J - SUBSEQUENT EVENTS

The Company has evaluated the effect of events and transactions subsequent to December 31, 2022 through the date of issuance of the consolidated financial statements, and determined that no subsequent events have occurred that require recognition in the consolidated financial statements.